Cash and Securities Held in Trust Account	9 Months Ended
Sep. 30, 2021
Cash And Securities Held In Trust Account [Abstract]
Cash and Securities Held in Trust Account
Note 7 — Cash and Securities Held in Trust Account
As of September 30, 2021, investment in the Company’s Trust Account consisted of $231 in U.S. Money Market funds and $276,083,222, in U.S. Treasury Securities. The Company classifies its United States Treasury securities as held-to-maturity
in accordance with ASC 320 “Investments — Debt and Equity Securities”.
Held-to-maturity
treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity.
The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on September 30, 2021 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of September 30, 2021
U.S. Money Market	$231	$—	$—	$231
U.S. Treasury Securities	276,083,222	—	(2,017)	276,085,239

	$276,083,453	$—	$(2,017)	$276,085,470